20. SHARE BASED PAYMENT (Details 2)	12 Months Ended
Dec. 31, 2019 Number shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outstanding options as of (Beginning)	9,048,405
Issued - grant of 2019 | shares
Outstanding options as of (Ending)	4,821,452
Issued Grant September 2019 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Issued - grant of 2019 | shares	68,605
Transfer on September 2018 (Restricted shares plan) [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Issued - grant of 2019 | shares	(54,193)
Transfer on June 2018 (Restricted shares plan) [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Issued - grant of 2019 | shares	(191,710)
Grant of 2018 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Forfeiture:	(91,685)
Grant of 2017 (Restricted shares) [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Forfeiture:	(196,141)
Grant of 2017 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Forfeiture:	(193,045)
Grant of 2016 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Forfeiture:	(1,208,600)
Grant of 2014 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Forfeiture:	(1,854,753)
Grant of 2014 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Forfeiture:	(407,556)